SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Assets measured at fair value (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Impairment expense	$ 0	$ 0
Goodwill	$ 38,201	$ 0
Terminal growth rate
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Goodwill measurement input	2.90%
Discount rate
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Goodwill measurement input	23.00%